UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number:	811-4337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway St. Petersburg, FL	33716
(Address of Principal Executive Offices)	(Zip Code)

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Registrant’s telephone number, including area code:     (727) 567-8143

Date of fiscal year end:     August 31

Date of reporting period:     February 28, 2009

Item 1. Reports to Shareholders

EAGLE FAMILY OF FUNDS

Money Market Fund

Semiannual Report

For the six-month period ended February 28, 2009 (unaudited)

Effective May 1, 2009 the fund’s name will change to Eagle Money Market Fund

President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semiannual report of the Heritage Cash Trust—Money Market Fund (the “Fund”) for the six-month period ended February 28, 2009. During this reporting period, the Federal Reserve’s Federal Open Market Committee cut the federal funds target rate from 2% to a range of 0% to 0.25%. The federal funds target rate is the rate member banks charge each other for overnight loans.

As a result, the Fund’s yields also have fallen. At the end of the period, the Fund’s seven-day current yield was 0.05%, which was down from 1.60% at the end of the previous fiscal year. In January, the Fund’s investment adviser, Eagle Asset Management, Inc. (“Eagle”), agreed to voluntarily waive fees and/or reimburse expenses in order for the Fund to maintain a positive yield. Additional information regarding this action is contained in the Fund’s prospectus, which is available on our website, eagleasset.com. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be higher of lower than the data quoted. To obtain the Fund’s current yield, please visit our website at eagleasset.com.

We continue to adhere to a philosophy that money market mutual funds should be conservatively managed with the foremost goal of maintaining a stable net asset value (“NAV”) of $1.00 per share. Because we realize that reaching for higher returns requires adding risk, the Fund did not own asset-backed commercial paper, collateralized debt obligations, collateralized loan obligations, structured investment vehicles or securities backed by sub-prime mortgages. However, please keep in mind that all holdings are subject to a certain degree of risk.

As of February 28, 2009, approximately 26% of the Fund’s net assets were invested in short-term obligations issued by U.S. Government Sponsored Entities(a) including Fannie Mae, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Bank. Approximately 10% of the Fund’s net assets were invested in U.S. Treasury Bills and approximately 52% of the Fund’s net assets were invested in commercial paper rated A-1+, the highest short-term rating classification by Standard and Poor’s Rating Services (“S&P”), while approximately 12% of net assets were invested in short-term obligations rated A-1, the next highest rating category. This, along with other factors, satisfies the standards necessary to retain the Fund’s AAAm(b) rating from S&P. Ratings are subject to change and do not remove market risk from your investment.

As you know, we are in the midst of one of the worst financial crises on record. We are now 16 months into the current recession, which is longer than the average recession. As long as the economy stays weak, we can expect the low-interest

(a) U.S. Government Sponsored Enterprises are agencies and instrumentalities of the U.S. Government. The investments vary in the level of support that they receive from the U.S. Government; some instruments may be supported by the full faith and credit guaranty of the U.S. Government, while others are supported only by the credit of the issuing agency or instrumentality. (b) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the Fund.

rate environment to continue. In addition, the U.S. Treasury (“Treasury”) and Federal Reserve have taken extraordinary measures to address the disruptions in the financial markets. Several lending and funding facilities have been introduced to improve liquidity and calm the markets, including the first ever guarantee program for money market fund investors.

The Fund continues to participate in the Treasury’s temporary Money Market Guarantee Program (“Program”), in which the Treasury guarantees that investors will receive $1.00 for each Fund share held as of September 19, 2008 if the Fund’s NAV falls below $0.995 (“Guarantee Event”) and if such Guarantee Event is not cured. The Program only applies to shareholders of record as of September 19, 2008 and any increase in the number of shares held in an account after that date are not guaranteed. If the number of shares held in an account fluctuates over the period, shareholders will be covered up to the lesser of the shares held on September 19, 2008 or the date of the Guarantee Event. If a shareholder covered by the Program closes his or her account and then subsequently opens a new account in the Fund, that new account would not be covered by the Program. The Program is currently scheduled to be in effect until September 18, 2009. While we continue to maintain high credit standards, the Fund’s Board of Trustees elected to participate in the Program, determining that participation is in the best interests of the Fund’s shareholders. For additional information regarding the Program, refer to Note 7 to the financial statements in this report or visit the Treasury’s website at ustreas.gov.

As the industry continues to attempt to ensure the orderly functioning of the markets, attention also has turned to the lessons learned from the crisis. Leaders from industry, government and academia have identified various reforms that could be applied to money markets going forward. Potential reforms range from strengthening the existing regulations and credit requirements of money market funds to changing their organizational and capital structure. While this debate will unfold over the next several months, the Investment Company Institute, the mutual fund industry’s trade association, has identified a series of recommendations that money market funds can voluntarily adopt to improve their liquidity, credit quality and disclosure to shareholders. As these best practices evolve, we will evaluate their applicability to the Fund.

As I reported in my last letter, we have now completed an internal reorganization effective November 1, 2008, in which Eagle became the Fund’s investment adviser. As a result, the Fund will change its name to the Eagle Money Market Fund, effective May 1, 2009. While our name will have changed, our commitment to your financial well-being will not. We are grateful for your continued support and confidence in the Eagle Family of Funds.

Sincerely,

Stephen G. Hill

President

April 9, 2009

1

Statement of Net Assets

MONEY MARKET FUND	UNAUDITED	02.28.2009

Commercial paper and short-term notes 65.1% (a)	Principal amount (in thousands)	Value
Domestic 44.9%
Banks 8.3%
Bank of America Corporation, 0.32%, 04/09/09, TLGP	$60,000	$59,979,200
Bank of America Corporation, 0.36%, 04/21/09, TLGP	40,000	39,979,600
Bank of America Corporation, 0.38%, 04/24/09, TLGP	30,000	29,982,900
J.P. Morgan Chase & Company, Inc., 0.20%, 03/10/09 (b)	40,000	39,998,000
J.P. Morgan Chase & Company, Inc., 0.35%, 03/10/09	70,000	69,993,875
J.P. Morgan Chase & Company, Inc., 0.40%, 03/10/09	30,000	29,997,000
State Street Corporation, 0.45%, 03/04/09	30,000	29,998,875
State Street Corporation, 0.43%, 03/06/09	35,000	34,997,910
State Street Corporation, 0.41%, 03/12/09	27,000	26,996,618
State Street Corporation, 0.27%, 04/03/09, TLGP	25,000	24,993,813

Beverages 3.0%
The Coca-Cola Company, 0.20%, 03/02/09 (b)	35,000	34,999,806
The Coca-Cola Company, 0.20%, 03/03/09 (b)	26,000	25,999,711
The Coca-Cola Company, 0.13%, 03/04/09 (b)	25,000	24,999,740
The Coca-Cola Company, 0.16%, 03/04/09 (b)	14,000	13,999,813
The Coca-Cola Company, 0.35%, 04/14/09 (b)	35,000	34,985,368

Cosmetics/Personal care 5.1%
Colgate-Palmolive Company, 0.22%, 03/09/09 (b)	12,000	11,999,413
Colgate-Palmolive Company, 0.20%, 03/27/09 (b)	16,000	15,997,689
Kimberly-Clark Worldwide, 0.27%, 03/03/09 (b)	33,300	33,299,501
Procter & Gamble International Funding, 0.22%, 03/10/09 (b)	17,000	16,999,065
Procter & Gamble International Funding, 0.25%, 03/10/09 (b)	25,000	24,998,438
Procter & Gamble International Funding, 0.25%, 03/11/09 (b)	35,000	34,997,569
Procter & Gamble International Funding, 0.26%, 03/12/09 (b)	16,926	16,924,655
Procter & Gamble International Funding, 0.30%, 03/20/09 (b)	25,000	24,996,042
Procter & Gamble International Funding, 0.38%, 04/17/09 (b)	15,000	14,992,558
The Procter & Gamble Company, 0.20%, 03/05/09 (b)	25,000	24,999,444
The Procter & Gamble Company, 0.20%, 03/06/09 (b)	20,000	19,999,444

Diversified manufacturer 2.5%
General Electric Capital Corporation, 0.22%, 03/23/09, TLGP	34,000	33,995,429
General Electric Capital Corporation, 0.35%, 04/06/09, TLGP	50,000	49,982,500
General Electric Capital Corporation, 0.40%, 04/27/09, TLGP	30,000	29,981,000

Electrical components & equipment 0.5%
Emerson Electric Company, 0.27%, 03/19/09 (b)	24,000	23,996,760

Healthcare products 4.3%
Johnson & Johnson, 0.10%, 03/02/09 (b)	40,000	39,999,889
Johnson & Johnson, 0.10%, 03/04/09 (b)	30,000	29,999,750
Johnson & Johnson, 0.12%, 03/13/09 (b)	20,000	19,999,200
Johnson & Johnson, 0.27%, 04/13/09 (b)	50,000	49,983,875
Johnson & Johnson, 0.29%, 04/20/09 (b)	34,185	34,171,231
Johnson & Johnson, 0.22%, 04/21/09 (b)	25,000	24,992,208

Oil & gas 5.1%
Chevron Funding Corporation, 0.27%, 03/09/09	30,000	29,998,200
Chevron Funding Corporation, 0.40%, 03/17/09	20,000	19,996,444
Chevron Funding Corporation, 0.37%, 03/18/09	50,000	49,991,264
Chevron Funding Corporation, 0.38%, 03/27/09	100,000	99,972,556
Shell International Finance BV, 0.25%, 03/20/09 (b)	40,000	39,994,722

Pharmaceuticals 12.1%
Abbott Laboratories, 0.10%, 03/03/09 (b)	25,000	24,999,861
Abbott Laboratories, 0.25%, 03/03/09 (b)	20,000	19,999,722
Abbott Laboratories, 0.14%, 03/10/09 (b)	35,000	34,998,775
Abbott Laboratories, 0.28%, 04/07/09 (b)	50,000	49,985,611
Eli Lilly & Company, 0.22%, 03/05/09 (b)	20,000	19,999,511
Eli Lilly & Company, 0.20%, 03/09/09 (b)	50,000	49,997,778

Commercial paper and short-term notes 65.1% (a)	Principal amount (in thousands)	Value
Eli Lilly & Company, 0.21%, 03/17/09 (b)	$40,000	$39,996,267
Eli Lilly & Company, 0.20%, 03/19/09 (b)	40,000	39,996,000
Merck & Company, Inc., 0.15%, 03/03/09	66,700	66,699,444
Merck & Company, Inc., 0.13%, 03/04/09	20,000	19,999,783
Merck & Company, Inc., 0.15%, 03/04/09	15,000	14,999,813
Merck & Company, Inc., 0.20%, 03/16/09	17,000	16,998,583
Merck & Company, Inc., 0.20%, 03/17/09	25,000	24,997,778
Merck & Company, Inc., 0.25%, 03/18/09	11,600	11,598,631
Merck & Company, Inc., 0.25%, 03/24/09	10,000	9,998,403
Merck & Company, Inc., 0.35%, 04/06/09	34,700	34,687,855
Pfizer Investment Capital Ltd., 0.20%, 03/11/09 (b)	22,000	21,998,778
Pfizer Investment Capital Ltd., 0.22%, 03/25/09 (b)	20,000	19,997,311
Pfizer Investment Capital Ltd., 0.22%, 04/14/09 (b)	40,000	39,989,733

Transportation 4.0%
United Parcel Service, 0.14%, 03/02/09 (b)	25,000	24,999,903
United Parcel Service, 0.15%, 03/02/09 (b)	19,000	18,999,921
United Parcel Service, 0.22%, 03/05/09 (b)	30,000	29,999,267
United Parcel Service, 0.26%, 04/01/09 (b)	80,000	79,982,089
United Parcel Service, 0.24%, 04/02/09 (b)	30,000	29,993,600
Total domestic commercial paper and short-term notes (cost $2,085,075,492)		2,085,075,492

Foreign 20.2% (c)
Banks 10.0%
KFW International Finance, 0.23%, 03/04/09 (b)	35,000	34,999,329
KFW International Finance, 0.31%, 03/05/09 (b)	27,000	26,999,070
KFW International Finance, 0.32%, 03/11/09 (b)	40,000	39,996,444
KFW International Finance, 0.32%, 03/20/09 (b)	25,000	24,995,778
KFW International Finance, 0.32%, 03/24/09 (b)	73,000	72,985,076
Rabobank USA Financial Corporation, 0.24%, 03/02/09	50,000	49,999,667
Rabobank USA Financial Corporation, 0.30%, 03/02/09	36,000	35,999,700
Rabobank USA Financial Corporation, 0.25%, 03/13/09	28,000	27,997,667
Societe Generale North America, 0.37%, 03/03/09	30,000	29,999,383
Societe Generale North America, 0.67%, 03/06/09	41,000	40,996,185
Societe Generale North America, 0.43%, 03/11/09	39,000	38,995,342
Societe Generale North America, 0.40%, 03/16/09	10,000	9,998,333
Societe Generale North America, 0.40%, 03/26/09	30,000	29,991,667

Financial services 5.9%
Siemens Capital Corporation, 0.28%, 03/05/09 (b)	40,000	39,998,756
Siemens Capital Corporation, 0.28%, 03/09/09 (b)	45,000	44,997,200
Siemens Capital Corporation, 0.33%, 03/13/09 (b)	15,000	14,998,350
Toyota Motor Credit Corporation, 0.30%, 03/09/09	50,000	49,996,667
Toyota Motor Credit Corporation, 0.50%, 03/12/09	45,000	44,993,125
Toyota Motor Credit Corporation, 0.35%, 03/13/09	25,000	24,997,083
Toyota Motor Credit Corporation, 0.90%, 03/13/09	50,000	49,985,000

Food 3.1%
Nestle Capital Corporation, 0.22%, 03/02/09 (b)	50,000	49,999,694
Nestle Capital Corporation, 0.23%, 03/04/09 (b)	30,000	29,999,425
Nestle Capital Corporation, 0.16%, 03/16/09 (b)	25,000	24,998,333
Nestle Capital Corporation, 0.17%, 03/16/09 (b)	20,000	19,998,583
Nestle Capital Corporation, 0.20%, 03/30/09 (b)	20,000	19,996,778

Pharmaceuticals 1.2%
Novartis Finance Corporation, 0.21%, 03/06/09 (b)	30,000	29,999,125
Novartis Finance Corporation, 0.25%, 03/09/09 (b)	30,000	29,998,333
Total foreign commercial paper and short-term notes (cost $938,910,093)		938,910,093

Total commercial paper and short-term notes (cost $3,023,985,585)		3,023,985,585

2	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MONEY MARKET FUND	UNAUDITED	02.28.2009

U.S. Government-sponsored enterprise obligations 25.8% (a)	Principal amount (in thousands)	Value
Federal Farm Credit Banks, 0.20%, 03/17/09	$30,000	$29,997,333
Federal Farm Credit Banks, 0.20%, 03/24/09	20,000	19,997,444
Federal Farm Credit Banks, 0.30%, 04/15/09	25,000	24,990,625
Federal Farm Credit Banks, 0.24%, 04/16/09	25,000	24,992,333
Federal Farm Credit Banks, 0.24%, 04/17/09	25,000	24,992,167
Federal Home Loan Bank, 0.15%, 03/11/09	30,000	29,998,750
Federal Home Loan Bank, 0.32%, 04/06/09	40,000	39,987,200
Fannie Mae, 0.23%, 03/03/09	30,000	29,999,617
Fannie Mae, 0.24%, 03/10/09	17,700	17,698,938
Fannie Mae, 0.24%, 03/12/09	17,335	17,333,708
Fannie Mae, 0.26%, 03/16/09	27,464	27,461,025
Fannie Mae, 0.25%, 03/25/09	36,000	35,994,000
Fannie Mae, 0.28%, 03/25/09	14,000	13,997,387
Fannie Mae, 1.40%, 04/01/09	35,000	34,957,806
Fannie Mae, 0.29%, 04/02/09	50,000	49,987,111
Fannie Mae, 0.33%, 04/03/09	40,000	39,987,900
Fannie Mae, 1.17%, 05/11/09	15,000	14,965,388
Fannie Mae, 1.20%, 05/11/09	40,000	39,905,333
Fannie Mae, 1.10%, 05/27/09	18,000	17,952,150
Fannie Mae, 1.20%, 05/27/09	19,682	19,624,922
Fannie Mae, 0.30%, 06/10/09	40,000	39,966,333
Fannie Mae, 0.36%, 06/22/09	40,000	39,954,800
Freddie Mac, 1.04%, 03/02/09	20,309	20,308,413
Freddie Mac, 1.10%, 03/02/09	40,000	39,998,778
Freddie Mac, 0.21%, 03/05/09	13,769	13,768,679
Freddie Mac, 1.40%, 03/06/09	40,000	39,992,222
Freddie Mac, 0.14%, 03/16/09	20,000	19,998,833
Freddie Mac, 1.21%, 03/16/09	41,318	41,297,169
Freddie Mac, 0.30%, 03/18/09	40,000	39,994,333
Freddie Mac, 0.25%, 03/23/09	40,000	39,993,889
Freddie Mac, 1.30%, 04/02/09	30,000	29,965,333
Freddie Mac, 0.30%, 04/23/09	20,000	19,991,167
Freddie Mac, 1.10%, 05/06/09	21,000	20,957,650
Freddie Mac, 1.11%, 05/11/09	36,200	36,120,752
Freddie Mac, 1.16%, 05/12/09	30,000	29,930,400
Freddie Mac, 1.30%, 05/26/09	40,000	39,875,778
Freddie Mac Note, 2.17%, 11/12/09	50,000	50,000,000
Freddie Mac Note, 2.20%, 11/20/09	25,000	25,000,000
Freddie Mac Note, 2.10%, 11/25/09	25,000	25,000,000
Freddie Mac Note, 1.25%, 03/09/10	30,000	30,000,000
Total U.S. Government-sponsored enterprise obligations (cost $1,196,935,666)		1,196,935,666

U.S. Treasuries 10.0% (a)
United States Treasury Bill, 0.24%, 03/12/09	50,000	49,996,333
United States Treasury Bill, 0.26%, 03/12/09	30,000	29,997,663
United States Treasury Bill, 0.23%, 03/19/09	100,000	99,988,500
United States Treasury Bill, 0.24%, 03/19/09	44,000	43,994,720
United States Treasury Bill, 0.22%, 03/26/09	60,000	59,990,833
United States Treasury Bill, 0.25%, 03/26/09	50,000	49,991,493
United States Treasury Bill, 0.26%, 03/26/09	50,000	49,990,972
United States Treasury Bill, 0.21%, 04/09/09	40,000	39,990,900
United States Treasury Bill, 0.23%, 04/09/09	40,000	39,990,032
Total U.S. Treasuries (cost $463,931,446)		463,931,446

Total investment portfolio excluding repurchase agreements (cost $4,684,852,697)		4,684,852,697

Repurchase agreements 1.1% (a)	Value
Repurchase agreement with Deutsche Bank Securities, Inc., dated February 27, 2009 @ 0.21% to be repurchased at $46,000,805 on March 2, 2009, collateralized by $46,977,000 United States Treasury Bills, due July 23, 2009, (market value $46,911,271 including interest) (cost $46,000,000)	$46,000,000

Repurchase agreement with Fixed Income Clearing Corporation, dated February 27, 2009 @ 0.14% to be repurchased at $3,101,036 on March 2, 2009, collateralized by $2,960,000 United States Treasury Notes, 3.75% due November 15, 2018, (market value $3,174,577 including interest) (cost $3,101,000)	3,101,000

Total investment portfolio (cost $4,733,953,697) (d), 102.0% (a)	4,733,953,697

Other assets and liabilities net, (2.0%) (a)	(90,699,342)

Net assets (consisting of paid-in capital net of accumulated net realized loss of $34,869), 100.0%	$4,643,254,355

(a) Percentages indicated are based on net assets. (b) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2009, the aggregate value of these securities was $1,729,218,292 or 37.2% of the net assets of the fund. (c) U.S. dollar denominated. (d) The aggregate identified cost for federal income tax purposes is the same.

TLGP — Issued under the Temporary Liquidity Guarantee Program. Under this program, the Federal Deposit Insurance Corporation (“FDIC”) guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

Class A shares
Net asset value, offering and redemption price per share, ($4,635,468,146 divided by 4,635,503,030 shares outstanding)	$1.00

Class C shares
Net asset value, offering and redemption price per share, ($7,786,209 divided by 7,786,194 shares outstanding)	$1.00

Maturity Schedule
UNAUDITED I 02.28.2009

Days to maturity (1)	Percent of net assets
1-7 days	24.1%
8-14 days	20.3%
15-30 days	26.5%
31-60 days	21.9%
61-90 days	4.7%
91-397 days	4.5%

(1) The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements.	3

Financial Statements

MONEY MARKET FUND

Statement of Operations	9/1/08 to 2/28/09 (unaudited)

Investment income
Interest	$32,070,880

Expenses
Investment advisory fee	9,168,843
Distribution fee (Class A)	3,289,922
Distribution fee (Class C)	5,697
Shareholder servicing fees	2,237,551
U.S. Treasury Guarantee Program fees	788,121
Custodian fee	121,452
State qualification expenses	77,037
Reports to shareholders	55,679
Fund accounting fee	46,535
Professional fees	44,481
Trustees and officers compensation	20,932
Other	51,515

Total expenses before adjustments	15,907,765

Fees waived	(1,759,124)
Expense offsets	(6,373)

Total expenses after adjustments	14,142,268

Net investment income from operations	17,928,612

Net realized gain (loss) on investments	(32,185)

Net increase in net assets resulting from operations	$17,896,427

Statements of Changes in Net Assets	9/1/08 to 2/28/09 (unaudited)	9/1/07 to 8/31/08

Net assets, beginning of period	$4,334,574,144	$4,347,897,449

Increase (decrease) in net assets from operations
Net investment income	17,928,612	123,288,819

Net realized gain (loss) on investments	(32,185)	3,149

Net increase in net assets resulting from operations	17,896,427	123,291,968

Distributions to shareholders from net investment income ($0.004 and $0.028 per share)	(17,928,612)	(123,288,819)

Capital share transactions	308,712,396	(13,326,454)

Increase (decrease) in net assets	308,680,211	(13,323,305)

Net assets, end of period	$4,643,254,355	$4,334,574,144

Financial Highlights

The following table includes selected data for a class A and C share outstanding throughout each period and other performance information derived from the financial statements.

	Class A and C shares
	9/1/08 to 2/28/09 (unaudited)		For the fiscal years ended August 31
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (a)	0.004		0.028	0.046	0.038	0.018	0.004
Less distributions
Dividends from net investment income (a)	(0.004)		(0.028)	(0.046)	(0.038)	(0.018)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	0.42	(b)	2.82	4.71	3.90	1.84	0.42

Ratios to average daily net assets (%)
With expenses waived/recovered	0.64	(c)	0.69	0.71	0.72	0.71	0.70
Without expenses waived/recovered	0.72	(c)	0.69	0.71	0.72	0.71	0.70
Net income
Class A shares	0.82	(c)	2.77	4.61	3.84	1.82	0.42
Class C shares	0.78	(c)	2.63	4.61	3.87	1.76	0.42

Net assets, end of period ($ millions)
Class A shares	4,635		4,330	4,344	5,069	4,960	5,103
Class C shares	8		5	4	3	2	4

(a) May include net realized gains and losses that are less than $.001 per share. (b) Not annualized. (c) Annualized.

4	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2009

NOTE 1  I  Organization and investment objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal.

From September 1, 2008 to October 31, 2008, Heritage Asset Management, Inc. (“Heritage”) served as the investment adviser, administrator, shareholder servicing agent and fund accountant for the Fund. As part of a corporate reorganization (the “Reorganization”), on November 1, 2008, Heritage transferred its advisory and administrative service agreement with the Fund to its affiliate, Eagle Asset Management, Inc. (“Eagle”). Collectively, Heritage and Eagle are referred to as the “Manager.” As part of the Reorganization, the name of the Trust and Fund will change on May 1, 2009 to reflect Eagle as the new adviser and administrator.

In addition, effective November 1, 2008, Heritage changed its name to Eagle Fund Services, Inc. (“EFS”) and remains the Fund’s shareholder servicing agent and fund accountant. Eagle and EFS are wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

The Eagle Family of Funds consists of the Trust in addition to other investment companies advised by the Manager: Eagle Capital Appreciation Fund, Eagle Growth & Income Fund, Eagle Series Trust and Heritage Income Trust. Members of the Boards of Trustees (the “Board”) for the Trust may serve as Trustees for one or more of the Eagle Family of Funds.

Class offerings The Fund currently offers Class A and Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (“CDSC”) if the shares were acquired through an exchange within the Eagle Family of Funds.

NOTE 2  I  Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective September 1, 2008. FAS 157 establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosure about fair value measurements that are relevant to a mutual fund’s value. The Manager has concluded that the adoption of FAS 157 has not had a material impact on the Fund’s financial statements.

Various inputs are used in determining the value of the Fund’s investments. FAS 157 establishes a three level hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three levels are defined below:

Level 1—	Valuations based on quoted prices for identical securities in active markets,
Level 2—	Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active and
Level 3—	Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2009.

Investments in securities
Level 1 - Quoted prices	$—
Level 2 - Other significant observable inputs	4,733,953,697
Level 3 - Significant unobservable inputs	—
Total investment portfolio	$4,733,953,697

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian or another qualified custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

5

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2009

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations Each class of shares has equal rights as to earnings and assets. Income, expenses (other than expenses attributable to a specific class), and realized and/or unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Distributions All dividends paid by the Fund from net investment income are deemed to be ordinary income for federal income tax purposes. Dividends paid by the Fund to shareholders from net investment income were as follows:

Fiscal period	Class A	Class C
9/1/08 to 2/28/09	$17,899,088	$29,524
9/1/07 to 8/31/08	123,180,542	108,277

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3  I  Capital share transactions At February 28, 2009, there were an unlimited number of shares of beneficial interest of no par value authorized. Capital share transactions in the Fund during the six-month period ended February 28, 2009, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	Class A	Class C
Sold	8,793,511,824	7,018,814
Reinvestment of distributions	18,188,410	26,875
Redeemed	(8,505,730,428)	(4,303,099)
Net increase (decrease)	305,969,806	2,742,590

Capital share transactions in the Fund during the fiscal year ended August 31, 2008, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	Class A	Class C
Sold	12,276,684,321	6,089,448
Reinvestment of distributions	122,276,944	99,905
Redeemed	(12,413,453,243)	(5,023,829)
Net increase (decrease)	(14,491,978)	1,165,524

NOTE 4  I  Investment advisory fees and other transactions with affiliates The Fund agreed to pay to the Manager an investment advisory and administrative fee equal to an annualized rate based on a percentage of the Fund’s average daily net assets, which is computed daily based on the schedule below and payable monthly. The amount payable to the Manager as of February 28, 2009, was $238,038.

Fund’s average daily net assets	Investment advisory fee rate
First $500 million	0.500%
$500 million to $1 billion	0.475%
$1 billion to $1.5 billion	0.450%
$1.5 billion to $2 billion	0.425%
$2 billion to $2.5 billion	0.400%
$2.5 billion to $5 billion	0.375%
$5 billion to $7.5 billion	0.360%
$7.5 billion to $10 billion	0.350%
Greater than $10 billion	0.340%

Expense limitation Pursuant to a Prospectus Supplement filed on January 29, 2009, Eagle voluntarily agreed to cap its investment advisory fee and/or reimburse certain expenses of the Fund to the extent that its annual operating expenses exceed 0.74% of the Fund’s average daily net assets. These expense limitations exclude interest, taxes, brokerage commissions, costs relating to investment in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the Fund’s custodian.

6

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2009

In addition, Eagle has voluntarily agreed to cap its investment advisory fee and/or reimburse certain expenses of the Fund to the extent that it becomes necessary in order to maintain a positive yield. There is no guarantee that the Fund will be able to maintain a positive yield. Any reimbursement of Fund expenses or reduction in Eagle’s investment advisory fees under these voluntary undertakings is subject to reimbursement by the Fund within the following three fiscal years and any additional periods, if overall expenses fall below these percentage limitations. During the six-month period ended February 28, 2009, the Manager waived $1,759,124 in investment advisory fees, no expenses were reimbursed and no fees were recovered.

Distribution fees Eagle Fund Distributors, Inc. (“EFD” or “Distributor”) serves as the Fund’s distributor. Prior to November 1, 2008, EFD was known as Heritage Fund Distributors, Inc. EFD is an affiliate of RJF. Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of 0.15% of the average daily net assets for each class of shares. Such fee is accrued daily and payable monthly. The amount payable by the Fund to the Distributor as of February 28, 2009, was $534,541.

Sales charges The Distributor has advised the Fund that it generated $5,854 in CDSCs for Class C shares during the six-month period ended February 28, 2009. The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Fund accounting fees EFS is the fund accountant for the Fund. For providing fund accounting services, EFS receives payment from the Fund at a fixed base fee, a multiple class fee, plus any out-of-pocket expenses. The amount payable by the Fund to EFS as of February 28, 2009, was $7,830.

Shareholder servicing fees EFS is the shareholder servicing agent for the Fund. For providing shareholder services, EFS receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The amount payable by the Fund to EFS as of February 28, 2009, was $388,314.

Trustees and officers compensation Each Trustee of the Eagle Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Eagle Family of Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are allocated on a pro rata basis among each portfolio in the Eagle Family of Funds. The pro rata allocation is for each Fund for which the Trustee is elected to serve. Certain Officers of the Eagle Family of Funds may also be Officers and/or Directors of Eagle. Such Officers receive no compensation from the Eagle Family of Funds except for the Eagle Family of Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each portfolio in the Eagle Family of Funds. As of February 28, 2009, the amount of Trustees and Officers compensation payable by the Fund was $8,308.

NOTE 5  I  Federal income taxes The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2008, there were no reclassifications arising from permanent tax differences. As of August 31, 2008, the Fund had net tax basis capital loss carryforwards of $2,683 that may be applied to any net taxable gain until their expiration date of 2012. Capital loss carryforwards of $491 were utilized in the fiscal year ended August 31, 2008. All dividends paid by the Fund from net investment income are deemed to be ordinary income for federal income tax purposes.

NOTE 6  I  New accounting pronouncements In March 2008, FASB issued its new Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced

7

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2009

disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. FAS 161 is effective for financial statements issued for the fiscal years beginning after November 15, 2008. The Manager is evaluating the application of FAS 161 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

NOTE 7   I  U.S. Treasury Guarantee Program The Board has elected to extend the Fund’s participation in the U.S. Treasury Temporary Guarantee Program (the “Program”) for money market funds through September 18, 2009 (“Second Extension Period”). Under the Program, the Treasury will guarantee to investors in participating money market funds that they will receive payments with a total value of $1.00 for each money market fund share held as of the close of business on September 19, 2008 if the fund’s net asset value (“NAV”) per share falls below $0.995 (“Guarantee Event”) as described herein. Recovery under the Program is subject to certain conditions and limitations, including those discussed herein.

The Fund paid a fee of 0.010% of its net assets as of September 19, 2008 to participate in the Program through the initial term ended December 18, 2008 and 0.015% of the net assets to participate in an extension period ended April 30, 2009.

In order to participate in the Program through the Second Extension Period, the Fund must pay an amount equal to 0.015% of its net assets as of September 19, 2008. The Fund is responsible for payment of fees required to participate in the Program and will not be subject to any expense limitation or reimbursement agreement.

The Program provides coverage to shareholders of the Fund for amounts that they held in the Fund as of the close of business on September 19, 2008. Any increase in the number of shares of the Fund held in the account after the close of business on September 19, 2008 will not be guaranteed. Any purchase of shares of the Fund for a new account after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in the account fluctuates over the period, shareholders will be covered up to the lesser of the shares held on September 19, 2008 or the date of the Guarantee Event. If a shareholder covered by the Program closes his or her account and then subsequently opens a new account in the Fund, that new account would not be covered by the Program.

In order to recover under the Program, a Guarantee Event must occur during the term of the Program. The Treasury does not have the authority to extend the Program beyond the Second Extension Period.

Recovery under the Program requires a participating fund to liquidate if there is a Guarantee Event and such Guarantee Event is not cured. For shares covered by the guarantee, any difference between the amount received by a shareholder (in cash or through in-kind distributions) in connection with the liquidation and $1.00 per share will be covered under the Program.

Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion.

8

Understanding Your Ongoing Costs

MONEY MARKET FUND	UNAUDITED	02.28.2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases or CDSCs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see the Fund’s prospectus or contact your financial advisor.

Actual expenses The following table shows the actual expenses you would have paid on a $1,000 investment in the Heritage Cash Trust—Money Market Fund on September 1, 2008, and held through February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual	Beginning account value September 1, 2008	Ending account value February 28, 2009	Expenses paid during period (a)
Class A	$1,000.00	$1,004.16	$3.20
Class C	$1,000.00	$1,004.16	$3.20

Hypothetical example for comparison purposes All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the following table shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning account value September 1, 2008	Ending account value February 28, 2009	Expenses paid during period (a)
Class A	$1,000.00	$1,021.60	$3.23
Class C	$1,000.00	$1,021.60	$3.23

(a) Expenses are calculated using the Fund’s annualized expense ratio of 0.64% for Class A and Class C shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

9

eagleasset.com

727.567.8143  I  800.421.4184

Eagle Fund Distributors, Inc.

Member FINRA

Not FDIC Insured  ♦  May Lose Value  ♦  No Bank Guarantee

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Contact Eagle at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Heritage Cash Trust. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset.com or by accessing the Commission’s website at www.sec.gov.

Would you like to receive future mailings via e-mail? If so, please let us know. Visit eagleasset.com to enroll.

02/09	Printed on recycled paper

EAGLE FAMILY OF FUNDS

Municipal Money Market Fund

Semiannual Report

For the six-month period ended February 28, 2009 (unaudited)

Effective May 1, 2009,

the fund’s name will change to:

Eagle Municipal Money Market Fund

President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semiannual report for the Heritage Cash Trust—Municipal Money Market Fund (the “Fund”) for the six-month period ended February 28, 2009. During the period, the Federal Reserve’s Federal Open Market Committee to cut the federal funds target rate from 2% to a target range of 0% to 0.25%. The federal funds target rate is the rate member banks charge each other for overnight loans. This has contributed to short-term tax-exempt rates declining from 1.60% to 0.55%.

As a result, the Fund’s yields also have fallen. At the end of the period, the Fund’s seven-day current yield was 0.05%, which was down from 1.11% at the end of the previous fiscal year. In January, the Fund’s investment adviser, Eagle Asset Management, Inc. (“Eagle”), agreed to voluntarily waive fees and/or reimburse expenses in order for the Fund to maintain a positive yield. Additional information regarding this action is contained in the Fund’s prospectus, which is available on our website, eagleasset.com. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be higher of lower than the data quoted. To obtain the Fund’s current yield, please visit our website at eagleasset.com.

Market volatility was the theme of the reporting period. In September, short-term tax-exempt rates briefly spiked to 8% due to outflows from money market funds. By October and November, significant investor flows back into municipal money market funds and uncertainty surrounding financial institutions created a scarcity of high-quality tax-exempt short-term bonds driving rates lower. This resulted in the Fund investing a small portion of the portfolio in U.S. Treasury Bills last fall. Market conditions have served to widen the difference between higher quality notes and those considered to have more uncertainty. We continue to favor diversifying the Fund’s holdings among liquid, top-tier securities, with the foremost goal of maintaining a stable net asset value (“NAV”) of $1.00 per share.

As of February 28, 2009, the Fund’s investment portfolio was comprised of approximately 80% in variable rate demand notes, redeemable within 7 days, which provided the Fund with ample liquidity. The commercial paper and fixed-rate note holdings modestly increased the duration of the portfolio and thereby provided a reduction in reinvestment risk. The entire portfolio is invested in highly rated tier-one securities. The high quality investments satisfied the requirements set forth by Standard and Poor’s Rating Services to maintain the Fund’s AAAm(a) rating. Ratings are subject to change and do not remove market risk from your investment.

As you know, we are in the midst of one of the worst financial crises on record. We are now 16 months into the current recession, which is longer than the average recession. As long as the economy stays weak, we can expect the low-interest rate environment to continue. In addition, the U.S. Treasury (“Treasury”) and Federal Reserve have taken extraordinary measures to address the disruptions in the financial markets.

(a) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes a money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the Fund.

Several lending and funding facilities have been introduced to improve liquidity and calm the markets, including the first ever guarantee program for money market fund investors. These programs have generally calmed investors as the industry as a whole has seen asset levels stabilize or grow in spite of the low-interest rate environment.

The Fund continues to participate in the Treasury’s temporary Money Market Guarantee Program (“Program”), in which the Treasury guarantees that investors will receive $1.00 for each Fund share held as of September 19, 2008, if the Fund’s NAV falls below $0.995 (“Guarantee Event”) and if such Guarantee Event is not cured. The Program only applies to shareholders of record as of September 19, 2008, and any increase in the number of shares held in an account after that date are not guaranteed. If the number of shares held in an account fluctuates over the period, shareholders will be covered up to the lesser of the shares held on September 19, 2008 or the date of the Guarantee Event. If a shareholder covered by the Program closes his or her account and then subsequently opens a new account in the Fund, that new account would not be covered by the Program. The Program is currently scheduled to be in effect until September 18, 2009. While we continue to maintain high credit standards, the Fund’s Board of Trustees elected to participate in the Program, determining that participation is in the best interests of the Fund’s shareholders. For additional information regarding the Program, refer to Note 7 to the financial statements in this report or visit the Treasury’s website at ustreas.gov.

As the industry continues to attempt to ensure the orderly functioning of the markets, attention also has turned to the lessons learned from the crisis. Leaders from industry, government and academia have identified various reforms that could be applied to money markets going forward. Potential reforms range from strengthening the existing regulations and credit requirements of money market funds to changing their organizational and capital structure. While this debate will unfold over the next several months, the Investment Company Institute, the industry’s trade association, has identified a series of recommendations that money market funds can voluntarily adopt to improve their liquidity, credit quality and disclosure to shareholders. As these best practices evolve, we will evaluate their applicability to the Fund.

As I reported in my last letter, we have now completed an internal reorganization effective November 1, 2008, in which Eagle became the Fund’s investment adviser. As a result, the Fund will change its name to the Eagle Municipal Money Market Fund, effective May 1, 2009. While our name will have changed, our commitment to your financial well-being will not. We are grateful for your continued support and confidence in the Eagle Family of Funds.

Sincerely,

Stephen G. Hill

President

April 9, 2009

1

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Alabama 0.1%
Infirmary Health System Special Care Facilities Financing Authority, 0.62%, Hospital Revenue Bond, Series 06A, 03/04/09, LOC: Bank of Nova Scotia (c)	$1,500	$1,500,000

Alaska 3.5%
Valdez, 0.45%, IDRB, BP Amoco Inc. Project, Series 03B, 03/02/09 (c)	27,050	27,050,000
Valdez, 0.35%, IDRB, Exxon Project, Series 93C, 03/02/09 (c)	4,600	4,600,000
Valdez, 0.45%, IDRB, BP Amoco Inc. Project, Series 03C, 03/02/09 (c)	34,100	34,100,000

Arizona 0.9%
Arizona Health Facilities Authority, 0.50%, Hospital Revenue Bond, Banner Health Project, Series C, 03/04/09, LOC: Scotia Bank (c)	6,870	6,870,000
Scottsdale Industrial Development Authority, 0.63%, EFRB, Notre Dame Prep School Project, Series 01A, 03/05/09, LOC: Bank One, N.A. (c)	4,542	4,542,000
Yavapai County Industrial Development Authority, 0.58%, Hospital Revenue Bond, Northern Arizona Healthcare Project, Series B, 03/05/09, LOC: Banco Bilbao Vizcaya (c)	2,200	2,200,000
Yavapai County Industrial Development Authority, 0.60%, Hospital Revenue Bond, Yavapai Regional Medical Center Project, Series A, 03/05/09, LOC: UBS AG (c)	3,800	3,800,000

California 1.4%
Abag Finance Authority for Nonprofit Corporations, 0.55%, Marin Country Day School Project, 03/05/09, LOC: U.S. Bank, N.A. (c)	1,115	1,115,000
California Statewide Communities Development Authority, 0.34%, IDRB, Los Angeles County Museum of Art Project, Series A, 03/04/09, LOC: Wells Fargo Bank, N.A. (c)	20,000	20,000,000
California Statewide Communities Development Authority, 0.39%, MFHRB, Foxwood Apartments Project, Series J, 03/05/09, LOC: Wells Fargo Bank, N.A. (c)	2,875	2,875,000
San Diego County, 0.40%, San Diego Foundation Project, Series 06, 03/05/09, LOC: U.S. Bank, N.A. (c)	1,370	1,370,000

Colorado 4.9%
Aurora, 0.45%, Hospital Revenue Bond, The Children's Hospital Project, Series C, 03/05/09, LOC: Wells Fargo Bank, N.A. (c)	5,190	5,190,000
Broomfield Urban Renewal Authority, 0.60%, IDRB, Series 05, 03/05/09, LOC: BNP Paribas (c)	4,100	4,100,000
Colorado Educational & Cultural Facilities Authority, 0.65%, EFRB, National Jewish Federation Project, Series B-2, 03/02/09, LOC: TD Bank, N.A. (c)	10,300	10,300,000
Colorado Educational & Cultural Facilities Authority, 0.65%, EFRB, National Jewish Federation Project, Series B-3, 03/02/09, LOC: TD Bank, N.A. (c)	8,880	8,880,000
Colorado Educational & Cultural Facilities Authority, 0.65%, EFRB, National Jewish Federation Project, Series B-4, 03/02/09, LOC: TD Bank, N.A. (c)	10,000	10,000,000
Colorado Educational & Cultural Facilities Authority, 0.65%, EFRB, National Jewish Federation Project, Series C-1, 03/02/09, LOC: U.S. Bank, N.A. (c)	4,165	4,165,000

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Colorado Educational & Cultural Facilities Authority, 0.65%, EFRB, National Jewish Federation Project, Series D-1, 03/02/09, LOC: J.P. Morgan Chase Bank (c)	$3,600	$3,600,000
Colorado Educational & Cultural Facilities Authority, 0.65%, EFRB, National Jewish Federation Project, Series D-2, 03/02/09, LOC: J.P. Morgan Chase Bank (c)	5,500	5,500,000
Colorado Educational & Cultural Facilities Authority, 0.65%, EFRB, National Jewish Federation Project, Series F-1, 03/02/09, LOC: Northern Trust Co. (c)	10,070	10,070,000
Colorado Educational & Cultural Facilities Authority, 0.65%, EFRB, National Jewish Federation Project, Series 07C-5, 03/02/09, LOC: U.S. Bank, N.A. (c)	2,400	2,400,000
Colorado Educational & Cultural Facilities Authority, 0.57%, Higher Education Bond, Northwest University Project, 03/05/09, LOC: Bank of America, N.A. (c)	4,900	4,900,000
Colorado Health Facilities Authority, 0.57%, Hospital Revenue Bond, Adventist Health System Project, Series 04B, 03/05/09, LOC: SunTrust Bank (c)	2,700	2,700,000
Colorado Health Facilities Authority, 0.70%, Hospital Revenue Bond, Exempla Inc. Project, Series 02B, 03/05/09, LOC: U.S. Bank, N.A. (c)	2,235	2,235,000
Colorado Health Facilities Authority, 0.58%, Hospital Revenue Bond, National Jewish Medical & Research Center Project, 03/05/09, LOC: J.P. Morgan Chase Bank (c)	10,300	10,300,000
Denver Urban Renewal Authority, 0.60%, IDRB, Stapleton Project, Series A-1, 03/05/09, LOC: U.S. Bank, N.A. (c)	4,000	4,000,000
Denver Urban Renewal Authority, 0.60%, IDRB, Stapleton Project, Series 08A-2, 03/05/09, LOC: U.S. Bank, N.A. (c)	5,000	5,000,000
Traer Creek Metropolitan District, 0.80%, Eagle County Project, Series 02, 03/04/09, LOC: BNP Paribas (c)	2,300	2,300,000

Connecticut 0.3%
Connecticut Health & Educational Facility Authority, 0.35%, Higher Education Bond, Yale University Project, Series 01V-1, 03/02/09 (c)	3,600	3,600,000
Connecticut Health & Educational Facility Authority, 0.35%, Higher Education Bond, Yale University Project, Series 01V-2, 03/02/09 (c)	2,600	2,600,000

Delaware 0.6%
Delaware Economic Development Authority, 0.57%, EFRB, Independence School Inc. Project, Series 03, 03/05/09, LOC: Citizens Bank (c)	8,250	8,250,000
Delaware River & Bay Authority, 0.42%, Transportation Revenue Bond, 03/04/09, LOC: TD Bank, N.A. (c)	3,800	3,800,000

District of Columbia 1.1%
District of Columbia, 0.65%, AARP Foundation Project, Series 04, 03/05/09, LOC: Bank of America, N.A. (c)	1,100	1,100,000
District of Columbia, 0.68%, The Washington Center for Internships Project, 03/05/09, LOC: Branch Banking & Trust (c)	3,100	3,100,000
District of Columbia, 0.55%, Washington Drama Society Project, Series 08, 03/05/09, LOC: J.P. Morgan Chase Bank (c)	15,000	15,000,000

The accompanying notes are an integral part of the financial statements.	2

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Florida 5.3%
Florida Board of Education, 5.00%, Series 06C, 06/01/09	$2,750	$2,770,567
Florida Higher Educational Facilities Financial Authority, 0.62%, Higher Education Bond, Flagler College Project, Series 05, 03/04/09, LOC: SunTrust Bank (c)	6,040	6,040,000
Highlands County Health Facilities Authority, 0.73%, Hospital Revenue Bond, Adventist Health System Project, Series 03A, 03/05/09, LOC: SunTrust Bank (c)	8,800	8,800,000
JEA District Energy Systems, 0.63%, Series 04A, 03/05/09, LOC: State Street Bank & Trust Co. (c)	16,430	16,430,000
Leesburg, 0.57%, Hospital Revenue Bond, The Villages Regional Hospital Project, Series B, 03/05/09, LOC: Scotia Bank (c)	6,000	6,000,000
Marion County Industrial Development Authority, 0.61%, IDRB, Hospice of Marion County Project, 03/05/09, LOC: Wachovia Bank, N.A. (c)	8,440	8,440,000
Orange County Industrial Development Authority, 0.67%, IDRB, Catholic Diocese Project, 03/04/09, LOC: SunTrust Bank (c)	8,000	8,000,000
Palm Beach County, 0.65%, EFRB, St. Andrew's School Project, 03/05/09, LOC: Bank of America, N.A. (c)	4,500	4,500,000
Palm Beach County, 0.71%, Henry Morrison Flagler Project, Series 03, 03/05/09, LOC: Northern Trust Co. (c)	5,875	5,875,000
Palm Beach County, 0.67%, Jewish Community Campus Project, Series 97, 03/04/09, LOC: Northern Trust Co. (c)	4,000	4,000,000
Palm Beach County, 0.67%, Norton Gallery Inc. Project, 03/04/09, LOC: Bank of America, N.A. (c)	3,075	3,075,000
Palm Beach County, 0.67%, Norton Gallery Inc. Project, 03/04/09, LOC: Northern Trust Co. (c)	3,385	3,385,000
Palm Beach County, 0.58%, Raymond F. Kravis Center Project, 03/05/09, LOC: Northern Trust Co. (c)	3,500	3,500,000
Pinellas County Educational Facilities Authority, 1.00%, EFRB, Canterbury School of Florida Project, Series 04, 03/04/09, LOC: SunTrust Bank (c)	1,675	1,675,000
Pinellas County Industrial Development Authority, 0.67%, IDRB, Family Resources Inc. Project, Series 03, 03/04/09, LOC: SunTrust Bank (c)	2,000	2,000,000
Sarasota County, 0.68%, IDRB, Sarasota Military Academy Project, Series 08, 03/05/09, LOC: Wachovia Bank, N.A. (c)	2,945	2,945,000
Tampa, 0.62%, EFRB, Academy of the Holy Names Project, Series 01, 03/04/09, LOC: SunTrust Bank (c)	1,380	1,380,000
Tampa, 0.62%, Tampa Preparatory School Inc. Project, Series 00, 03/04/09, LOC: SunTrust Bank (c)	2,900	2,900,000
Temple Terrace, 0.62%, Lifepath Hospice Project, Series 03, 03/04/09, LOC: SunTrust Bank (c)	2,735	2,735,000
Washington County, 0.82%, Sales Tax Revenue Bonds, Series 03A, 03/05/09, LOC: SunTrust Bank (c)	5,900	5,900,000

Georgia 3.5%
Bibb County Development Authority, 0.87%, IDRB, Mount de Sales Academy Project, Series 00, 03/04/09, LOC: SunTrust Bank (c)	2,600	2,600,000
Cobb County Hospital Authority, 0.82%, Hospital Revenue Bond, Equipment Pool Project, Series 06, 03/05/09, LOC: SunTrust Bank (c)	1,000	1,000,000

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Coweta County Residential Care for the Elderly Authority, 0.62%, Hospital Revenue Bond, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 03/04/09, LOC: Branch Banking & Trust (c)	$3,540	$3,540,000
Fulton County Development Authority, 0.62%, EFRB, Galloway Schools Inc. Project, Series 02, 03/04/09, LOC: SunTrust Bank (c)	3,100	3,100,000
Fulton County Residential Care for the Elderly Authority, 0.62%, Hospital Revenue Bond, First Mortgage Lenbrook Project, Series C, 03/04/09, LOC: Bank of Scotland (c)	18,550	18,550,000
Georgia, GO, 6.75%, Series 94E, 12/01/09	5,000	5,214,234
Georgia, GO, 7.10%, Series 95D, 09/01/09	7,900	8,139,174
Gwinnett County Hospital Authority, 0.57%, Hospital Revenue Bond, Gwinnett Hospital System Project, Series 08A, 03/04/09, LOC: SunTrust Bank (c)	6,940	6,940,000
Metropolitan Atlanta Rapid Transit Authority, 0.65%, Transportation Revenue Bond, Series 00B, 03/04/09, LOC: Westdeutsche Landesbank and Bayerische Landesbank (c)	13,000	13,000,000
Richmond County Development Authority, 0.52%, IDRB, MCG Health Inc. Project, Series 08A, 03/04/09, LOC: UBS AG (c)	3,000	3,000,000

Idaho 0.3%
Idaho Housing & Finance Association, 0.57%, The College of Idaho Project, Series 08, 03/05/09, LOC: U.S. Bank, N.A. (c)	5,000	5,000,000

Illinois 8.3%
Chicago Water Revenue, 0.50%, Series 04-3, 03/05/09, LOC: State Street Bank & Trust Co. (c)	3,225	3,225,000
Chicago Wastewater, 0.65%, Series C-3, 03/02/09, LOC: Northern Trust Co. (c)	4,500	4,500,000
Chicago O'Hare International Airport, 0.40%, Subordinate Lien Revenue Bonds, Series B, 03/04/09, LOC: Societe Generale (c)	18,100	18,100,000
Hoffman Estates, 0.71%, Hoffman Estate Economic Development Project, Series 05, 03/05/09, LOC: Northern Trust Co. (c)	6,800	6,800,000
Illinois Educational Facilities Authority, 0.63%, Higher Education Bond, Elmhurst College Project, Series 03, 03/04/09, LOC: Bank One, N.A. (c)	1,600	1,600,000
Illinois Educational Facilities Authority, 0.65%, Higher Education Bond, Saint Xavier University Project, Series A, 03/05/09, LOC: LaSalle Bank, N.A. (c)	5,350	5,350,000
Illinois Finance Authority, 0.30%, Chicago Symphony Orchestra Project, Series 08, 03/05/09, LOC: Citizens Bank (c)	11,015	11,015,000
Illinois Finance Authority, 0.55%, EFRB, Francis W. Parker School Project, Series 99, 03/04/09, LOC: Harris Trust and Savings Bank and Northern Trust Co. (c)	4,850	4,850,000
Illinois Finance Authority, 0.71%, EFRB, Lake Forest Country Day School Project, Series 05, 03/04/09, LOC: Northern Trust Co. (c)	3,000	3,000,000
Illinois Finance Authority, 0.55%, Elmhurst Memorial Healthcare Project, Series 08C, 03/04/09, LOC: Citizens Bank (c)	16,000	16,000,000
Illinois Finance Authority, 0.55%, Elmhurst Memorial Healthcare Project, Series 08D, 03/04/09, LOC: Northern Trust Co. (c)	4,000	4,000,000
Illinois Finance Authority, 0.30%, IDRB, Chicago Symphony Orchestra Project, Series 94, 03/04/09, LOC: Northern Trust Co. (c)	18,700	18,700,000
Illinois Finance Authority, 0.48%, IDRB, Chicago Symphony Orchestra Project, Series 99, 03/04/09, LOC: Bank One, N.A. (c)	5,600	5,600,000
Illinois Finance Authority, 0.71%, IDRB, North Shore Country Day School Project, Series 03, 03/04/09, LOC: Northern Trust Co. (c)	7,200	7,200,000

3	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Illinois (cont’d)
Illinois Finance Authority, 0.63%, IDRB, Window to the World Communications Inc. Project, Series 00, 03/04/09, LOC: Citizens Bank (c)	$1,000	$1,000,000
Illinois Finance Authority, 0.35%, Illinois Wesleyan University Project, 03/05/09, LOC: Northern Trust Co. (c)	5,050	5,050,000
Illinois Finance Authority, 0.71%, Joan W. and Irving B. Harris Theater for Music and Dance Project, Series 05, 03/04/09, LOC: Bank of America, N.A. (c)	2,000	2,000,000
Illinois Finance Authority, 0.45%, Northwest Community Hospital Project, Series C, 03/05/09, LOC: Wells Fargo Bank, N.A. (c)	5,900	5,900,000
Illinois Finance Authority, 0.35%, Rush University Medical Center Project, Series A, 03/05/09, LOC: Northern Trust Co. (c)	3,600	3,600,000
Illinois Finance Authority, 0.60%, Southern Illinois Healthcare Project, 03/04/09, LOC: Bank of Nova Scotia (c)	4,580	4,580,000
Illinois Finance Authority, 0.65%, Uniform Law Foundation Project, Series 07, 03/05/09, LOC: LaSalle Bank, N.A. (c)	2,740	2,740,000
Illinois Finance Authority, 0.60%, University of Chicago Medical Center Project, Series B-1, 03/02/09, LOC: Bank of Montreal (c)	3,000	3,000,000
Lisle, 0.65%, MFHRB, Four Lakes Phase V Project, Series 96, 03/04/09, LOC: LaSalle Bank, N.A. (c)	12,500	12,500,000
University of Illinois, 0.63%, Higher Education Bond, UIC South Campus Project, 03/04/09, LOC: J.P. Morgan Chase Bank (c)	4,245	4,245,000

Indiana 3.5%
Indiana Development Finance Authority, 0.63%, Eiteljorg Museum Project, Series 04, 03/04/09, LOC: Bank One, N.A. (c)	2,000	2,000,000
Indiana Educational Facilities Authority, 0.65%, EFRB, St. Joseph's College Project, Series 04, 03/05/09, LOC: Citizens Bank (c)	15,955	15,955,000
Indiana Educational Facilities Authority, 0.65%, EFRB, Wesleyan University Project, Series 98A, 03/04/09, LOC: Bank One, N.A. (c)	4,640	4,640,000
Indiana Educational Facilities Authority, 0.60%, Higher Education Bond, Earlham College Project, Series 04E, 03/05/09, LOC: U.S. Bank, N.A. (c)	4,600	4,600,000
Indiana Educational Facilities Authority, 0.60%, Higher Education Bond, Hanover College Project, Series B, 03/05/09, LOC: Bank One, N.A. (c)	3,200	3,200,000
Indiana Finance Authority, 0.54%, Hospital Revenue Bond, Sisters of St. Francis Health Services, Inc. Project, Series I, 03/04/09, LOC: Wells Fargo Bank, N.A. (c)	3,600	3,600,000
Indiana Finance Authority, 0.40%, Hospital Revenue Bond, Sisters of St. Francis Health Services, Inc. Project, Series J, 03/05/09, LOC: Wells Fargo Bank, N.A. (c)	3,500	3,500,000
Indiana Health & Educational Facilities Financing Authority, 0.65%, Hospital Revenue Bond, Clarian Health Partners Project, Series C, 03/04/09, LOC: Branch Banking & Trust (c)	6,275	6,275,000
Indiana Health Facility Financing Authority, 0.65%, Hospital Revenue Bond, Community Hospitals Project, Series B, 03/05/09, LOC: Bank of America, N.A. (c)	10,510	10,510,000
Marion, 0.65%, IDRB, Wesleyan University Project, Series 06, 03/05/09, LOC: Bank of America, N.A. (c)	14,000	14,000,000

Iowa 0.4%
Wapello County, 0.68%, Ottumwa Regional Health Center Project, Series 04, 03/05/09, LOC: J.P. Morgan Chase Bank (c)	7,650	7,650,000

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Kansas 0.6%
Kansas Development Finance Authority, 0.70%, Hospital Revenue Bond, Adventist Health System Project, Series C, 03/05/09, LOC: SunTrust Bank (c)	$5,595	$5,595,000
Olathe, 0.65%, Hospital Revenue Bond, Cedar Lake Village Inc. Project, Series 04, 03/05/09, LOC: Bank of America, N.A. (c)	4,840	4,840,000

Kentucky 0.8%
Middletown, 0.63%, EFRB, Christian Academy of Louisville Project, Series 04, 03/05/09, LOC: J.P. Morgan Chase Bank (c)	9,890	9,890,000
Shelby County, 0.60%, Series A, 03/02/09, LOC: U.S. Bank, N.A. (c)	5,805	5,805,000

Louisiana 3.3%
Louisiana, GO, 0.55%, Series 08A, 03/04/09, LOC: BNP Paribas (c)	12,000	12,000,000
Louisiana Offshore Terminal Authority, 0.63%, Transportation Revenue Bond, Deep Water Port Refunding Loop LLC Project, Series 03B, 03/04/09, LOC: Bank One, N.A. (c)	20,600	20,600,000
Louisiana Public Facilities Authority, 0.55%, CHRISTUS Health Project, Series D-1, 03/04/09, LOC: Bank of Nova Scotia (c)	6,500	6,500,000
South Louisiana Port Commission, 0.75%, Transportation Revenue Bond, Occidental Petroleum Corporation Project, Series 91, 03/04/09, LOC: Bayerische Landesbank (c)	25,000	25,000,000

Maine 0.3%
Maine Finance Authority, 0.72%, IDRB, Jackson Laboratory Project, Series 02, 03/05/09, LOC: Bank of America, N.A. (c)	5,240	5,240,000

Maryland 3.3%
Chestertown, 0.65%, IDRB, Washington College Project, Series 08A, 03/05/09, LOC: Citizens Bank (c)	3,500	3,500,000
Maryland Economic Development Corporation, 0.65%, IDRB, Maryland Soccer Project, Series 00, 03/05/09, LOC: Bank of America, N.A. (c)	4,530	4,530,000
Maryland, GO, 5.00%, Series 06A, 03/01/09	4,900	4,900,000
Maryland, GO, 5.50%, Series B, 07/15/09	16,490	16,763,053
Maryland Health & Higher Educational Facilities Authority, 0.53%, Higher Education Bond, University of Maryland Medical System Project, Series A, 03/05/09, LOC: Wachovia Bank, N.A. (c)	6,000	6,000,000
Maryland Health & Higher Educational Facilities Authority, 0.62%, Hospital Revenue Bond, French International School Project, Series 04, 03/04/09, LOC: SunTrust Bank (c)	4,995	4,995,000
Maryland Health & Higher Educational Facilities Authority, 0.25%, Hospital Revenue Bond, Johns Hopkins University Project, Series 08B, 03/04/09 (c)	7,500	7,500,000
Montgomery County, 0.65%, IDRB, Georgetown Preparatory School Project, Series 05, 03/05/09, LOC: Bank of America, N.A. (c)	9,210	9,210,000
Montgomery County, 0.65%, IDRB, Institute for Genomic Research Project, 03/05/09, LOC: Bank of America, N.A. (c)	4,545	4,545,000

Massachusetts 2.9%
Boston, GO, 4.50%, Series A, 03/01/09	5,585	5,585,000
Massachusetts Development Finance Agency, 0.60%, IDRB, Boston Children’s Museum Project, Series 06, 03/04/09, LOC: Citizens Bank (c)	2,170	2,170,000
Massachusetts, GO, 0.47%, Central Artery Project, Series 00A, 03/02/09, BPA: Landesbank Baden Wurttenburg (c)	2,300	2,300,000

The accompanying notes are an integral part of the financial statements.	4

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Massachusetts (cont’d)
Massachusetts, GO, 3.00%, Series A, 03/05/09	$2,240	$2,240,543
Massachusetts Health & Educational Facilities Authority, 0.30%, Higher Education Bond, Harvard University Project, Series R, 03/02/09 (c)	15,420	15,420,000
Massachusetts Health & Educational Facilities Authority, 0.30%, Higher Education Bond, Harvard University Project, Series 00Y, 03/05/09 (c)	25,000	25,000,000
Massachusetts Health & Educational Facilities Authority, 0.35%, Higher Education Bond, Wellesley College Project, Series G, 03/02/09 (c)	3,185	3,185,000

Michigan 1.0%
Kent Hospital Finance Authority, 0.65%, Hospital Revenue Bond, Spectrum Health Systems Project, Series C, 03/04/09, LOC: Bank of New York (c)	7,200	7,200,000
Michigan Higher Education Facilities Authority, 0.65%, Higher Education Bond, Albion College Project, Series 06, 03/05/09, LOC: J.P. Morgan Chase Bank (c)	10,200	10,200,000
Michigan Hospital Finance Authority, 0.57%, Hospital Revenue Bond, Henry Ford Health System Project, Series 07, 03/04/09, LOC: J.P. Morgan Chase Bank (c)	1,490	1,490,000

Minnesota 1.1%
Minneapolis, 0.57%, Hospital Revenue Bond, Fairview Health Services Project, Series D, 03/04/09, LOC: Wells Fargo Bank, N.A. (c)	2,300	2,300,000
Minneapolis, 0.37%, Hospital Revenue Bond, Fairview Health Services Project, Series E, 03/04/09, LOC: Wells Fargo Bank, N.A. (c)	7,000	7,000,000
Minneapolis & St. Paul Housing & Redevelopment Authority, 0.30%, Hospital Revenue Bond, Allina Health System Project, Series C-1, 03/05/09, LOC: Wells Fargo Bank, N.A. (c)	5,000	5,000,000
Minnesota, GO, 5.00%, 11/01/09	5,000	5,134,750

Mississippi 1.0%
Jackson County, 0.55%, IDRB, Chevron USA Inc. Project, Series 93, 03/02/09 (c)	2,295	2,295,000
Mississippi Business Finance Commission, 0.55%, IDRB, Chevron USA Inc. Project, Series 07A, 03/02/09 (c)	2,800	2,800,000
Mississippi Business Finance Commission, 0.57%, IDRB, Chevron USA Inc. Project, Series D, 03/02/09 (c)	500	500,000
Mississippi Business Finance Corporation, 0.58%, IDRB, D’Iberville Promenade Shopping Center Project, 03/05/09, LOC: Wachovia Bank, N.A. (c)	5,000	5,000,000
Mississippi Business Finance Commission, 0.62%, IDRB, Petal Gas Storage LLC Project, Series 07, 03/04/09, LOC: SunTrust Bank (c)	10,000	10,000,000

Missouri 1.4%
Bi-State Development Agency Missouri—Illinois Metropolitan District, 0.65%, IDRB, Metrolink Project, Series A, 03/04/09, LOC: J.P. Morgan Chase Bank (c)	2,500	2,500,000
Independence Industrial Development Authority, 0.65%, IDRB, Groves and Graceland Project, Series 97A, 03/05/09, LOC: Bank of America, N.A. (c)	1,110	1,110,000
Missouri Health & Educational Facilities Authority, 0.50%, Hospital Revenue Bond, Deaconess Long Term Care Project, Series A, 03/05/09, LOC: Bank One, N.A. (c)	5,680	5,680,000

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Missouri Health & Educational Facilities Authority, 0.65%, Hospital Revenue Bond, Truman Medical Center Inc. Project, Series 05, 03/05/09, LOC: Bank of America, N.A. (c)	$1,200	$1,200,000
Missouri Highways & Transit Commission, 0.58%, Transportation Revenue Bond, Series 05B-1, 03/04/09, LOC: State Street Bank & Trust Co. (c)	3,775	3,775,000
St. Joseph Industrial Development Authority, 0.54%, Hospital Revenue Bond, Heartland Regional Medical Center Project, Series A, 03/05/09, LOC: U.S. Bank, N.A. (c)	6,000	6,000,000

Nevada 2.1%
Las Vegas, GO, 0.42%, Series C, 03/02/09, LOC: Lloyds TSB Bank (c)	24,850	24,850,000

New Hampshire 0.3%
New Hampshire Health & Education Facilities Authority, 0.82%, Hospital Revenue Bond, Easter Seals Project, Series 04H-A, 03/05/09, LOC: Citizens Bank (c)	4,985	4,985,000

New Jersey 1.5%
New Jersey, 3.00%, Tax & Revenue Anticipation Notes, Series A, 06/25/09	20,000	20,078,549
New Jersey Economic Development Authority, 0.50%, Hospital Revenue Bond, Cooper Health System Project, Series A, 03/05/09, LOC: TD Bank, N.A. (c)	6,400	6,400,000
New Jersey Turnpike Authority, 0.40%, Transportation Revenue Bond, Series D, 03/05/09, LOC: Bank of Nova Scotia (c)	1,300	1,300,000

New Mexico 1.4%
Farmington, 0.60%, Hospital Revenue Bond, San Juan Regional Medical Center Project, Series 04B, 03/05/09, LOC: Bank of Nova Scotia (c)	9,500	9,500,000
New Mexico Finance Authority, 0.53%, Subordinate Lien Revenue Bonds, Series B-1, 03/05/09, LOC: State Street Bank & Trust Co. (c)	16,435	16,435,000

New York 5.1%
Bethlehem Industrial Development Agency, 0.58%, IDRB, American Housing Foundation Inc. Project, Series A, 03/05/09, LOC: Citizens Bank (c)	3,850	3,850,000
Long Island Power Authority, 0.57%, Subordinate Lien Revenue Bonds, Series 02-2A, 03/04/09, LOC: Westdeutsche Landesbank (c)	18,650	18,650,000
New York City Housing Development Corporation, 0.43%, MFHRB, Beekman Tower Project, Series 08A, 03/04/09, LOC: Royal Bank of Scotland (c)	8,700	8,700,000
New York City Housing Development Corporation, 0.50%, MFHRB, Marseilles Apartments Project, Series A, 03/04/09, LOC: Citibank, N.A. (c)	100	100,000
New York City Industrial Development Agency, 0.60%, IDRB, FC Hanson Office Associates Project, 03/05/09, LOC: ING Bank NV (c)	7,800	7,800,000
New York City Transitional Finance Authority, 0.55%, Recovery Bonds, Series 03 1-D, 03/02/09, BPA: Landesbank Hessen-Thueringen (c)	4,800	4,800,000
New York City Transitional Finance Authority, 0.40%, Series C, 03/02/09, BPA: Bayerische Landesbank (c)	9,200	9,200,000
New York City Trust for Cultural Resources, 0.35%, Lincoln Center for the Performing Arts, Inc. Project, Series B-1, 03/04/09, LOC: U.S. Bank, N.A. (c)	3,750	3,750,000

5	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

New York (cont’d)
New York Dormitory Authority, 0.48%, Higher Education Bond, City University of New York Project, Series D, 03/05/09, LOC: TD Bank, N.A. (c)	$6,500	$6,500,000
New York Dormitory Authority, 0.60%, Higher Education Bond, Court Facilities Lease Project, Series B, 03/04/09, LOC: Bayerische Landesbank (c)	3,700	3,700,000
New York Dormitory Authority, 0.35%, Higher Education Bond, New York Public Library Project, Series A, 03/04/09, LOC: TD Bank, N.A. (c)	7,610	7,610,000
New York Housing Development Corporation, 0.60%, MFHRB, The Crest Project, Series A, 03/04/09, LOC: Landesbank Hessen-Thueringen (c)	1,200	1,200,000
Triborough Bridge & Tunnel Authority, 0.58%, Transportation Revenue Bond, Series 05B-4, 03/05/09, BPA: Landesbank Baden Wurttenburg (c)	11,455	11,455,000
TSASC Inc., 6.38%, Series 1, 07/15/09 (c)	7,405	7,627,209

North Carolina 3.7%
Mecklenburg County, GO, 5.00%, Series 04C, 03/01/09	5,850	5,850,000
North Carolina Capital Facilities Finance Agency, 0.65%, EFRB, Greensboro Day School Project, 03/05/09, LOC: Bank of America, N.A. (c)	3,295	3,295,000
North Carolina Capital Facilities Finance Agency, 0.65%, Higher Education Bond, Elon University Project, Series 01C, 03/04/09, LOC: Bank of America, N.A. (c)	5,700	5,700,000
North Carolina Capital Facilities Finance Agency, 0.65%, Higher Education Bond, Pfeiffer University Project, Series 06, 03/05/09, LOC: Bank of America, N.A. (c)	9,820	9,820,000
North Carolina Educational Facilities Finance Agency, 0.65%, EFRB, Queens College Project, Series 99A, 03/05/09, LOC: Bank of America, N.A. (c)	1,100	1,100,000
North Carolina Educational Facilities Finance Agency, 0.61%, EFRB, Ravenscroft School Inc. Project, Series 00, 03/05/09, LOC: Wachovia Bank, N.A. (c)	6,400	6,400,000
North Carolina, GO, 0.38%, Public Improvement Project, Series 02E, 03/04/09, BPA: Landesbank Hessen-Thueringen (c)	3,100	3,100,000
North Carolina Medical Care Commission, 0.55%, Hospital Revenue Bond, Iredell Memorial Hospital Project, Series 07, 03/02/09, LOC: Bank of America, N.A. (c)	4,945	4,945,000
North Carolina Medical Care Commission, 0.55%, Hospital Revenue Bond, University Health Systems of Eastern Carolina Project, Series B-1, 03/04/09, LOC: Branch Banking & Trust (c)	2,800	2,800,000
North Carolina Medical Care Commission, 0.64%, Hospital Revenue Bond, University Health Systems of Eastern Carolina Project, Series B-2, 03/04/09, LOC: Branch Banking & Trust (c)	5,200	5,200,000
North Carolina Medical Care Commission, 0.58%, Hospital Revenue Bond, Wake Forest University Project, Series B, 03/05/09, LOC: Branch Banking & Trust (c)	15,300	15,300,000
North Carolina Ports Authority, 0.68%, Transportation Revenue Bond, 03/05/09, LOC: Branch Banking & Trust (c)	5,000	5,000,000

Ohio 1.9%
Cleveland, 0.60%, Airport Facilities Revenue Bond, Series 08D, 03/05/09, LOC: U.S. Bank, N.A. (c)	3,850	3,850,000
Cleveland, 0.55%, Series R, 03/05/09, LOC: BNP Paribas (c)	3,000	3,000,000
Columbus, 0.43%, Series 08B, 03/05/09 (c)	6,530	6,530,000

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Franklin County, 0.53%, Hospital Revenue Bond, Grant Medical Center Project, Series A, 03/05/09, LOC: U.S. Bank, N.A. (c)	$2,205	$2,205,000
Hamilton County, 0.60%, Hospital Revenue Bond, Elizabeth Gamble Deaconess Home Project, Series B, 03/05/09, LOC: J.P. Morgan Chase Bank (c)	10,892	10,892,000
Ohio, 0.35%, Higher Education Bond, Xavier University Project, Series A, 03/05/09, LOC: U.S. Bank, N.A. (c)	1,600	1,600,000
Ohio Building Authority, 3.00%, Juvenille Corrections Project, Series A, 10/01/09	6,385	6,464,381
Salem, 0.58%, Hospital Revenue Bond, Salem Community Hospital Project, Series 05, 03/05/09, LOC: J.P. Morgan Chase Bank (c)	2,365	2,365,000

Oklahoma 0.3%
University Hospitals Trust, 0.65%, Hospital Revenue Bond, Series A, 03/04/09, LOC: Bank of America, N.A. (c)	5,000	5,000,000

Oregon 1.3%
Clackamas County Hospital Facility Authority, 0.55%, Hospital Revenue Bond, Legacy Health System Project, Series C, 03/04/09, LOC: U.S. Bank, N.A. (c)	4,700	4,700,000
Multnomah County Hospital Facilities Authority, 0.70%, Hospital Revenue Bond, Mirabella South Waterfront Project, Series A, 03/02/09, LOC: Bank of Scotland (c)	2,950	2,950,000
Oregon Facilities Authority, 0.42%, PeaceHealth Project, Series 08B, 03/05/09, LOC: U.S. Bank, N.A. (c)	3,650	3,650,000
Oregon Facilities Authority, 0.43%, PeaceHealth Project, Series 08C, 03/05/09, LOC: Wells Fargo Bank, N.A. (c)	5,000	5,000,000
Oregon Facilities Authority, 0.42%, PeaceHealth Project, Series 08D, 03/05/09, LOC: Wells Fargo Bank, N.A. (c)	4,400	4,400,000
Oregon Health Housing Educational & Cultural Facilities Authority, 0.42%, Sacred Heart Medical Center Project, Series 98A, 03/05/09, LOC: U.S. Bank, N.A. (c)	4,000	4,000,000

Pennsylvania 3.9%
Delaware County Industrial Development Authority, 0.71%, IDRB, Academy of Notre Dame Project, Series 07, 03/05/09, LOC: Citizens Bank (c)	4,330	4,330,000
Lower Merion School District, 0.55%, Series 09B, 03/05/09, LOC: U.S. Bank, N.A. (c)	2,600	2,600,000
Moon Industrial Development Authority, 0.67%, Providence Point Project, Series 07, 03/05/09, LOC: Bank of Scotland (c)	41,780	41,780,000
Philadelphia Authority for Industrial Development, 0.58%, IDRB, Girard Estate Project, Series 02, 03/05/09, LOC: J.P. Morgan Chase Bank (c)	11,200	11,200,000
Philadelphia Authority for Industrial Development, 0.61%, IDRB, Pennsylvania Academy of the Fine Arts Project, 03/05/09, LOC: Wachovia Bank, N.A. (c)	8,000	8,000,000
Philadelphia Authority for Industrial Development, 0.61%, IDRB, Philadelphia Museum of Art Project, Series 08, 03/04/09, LOC: Citizens Bank (c)	8,000	8,000,000

Rhode Island 3.9%
Narragansett Bay Commission, 0.50%, Pollution Control Revenue Bond, Series 08A, 03/05/09, LOC: Citizens Bank (c)	9,790	9,790,000
Rhode Island, 0.65%, IDRB, YMCA of Pawtucket Project, 03/05/09, LOC: Citizens Bank (c)	3,765	3,765,000

The accompanying notes are an integral part of the financial statements.	6

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Rhode Island (cont’d)
Rhode Island Health & Educational Building Corporation, 0.65%, Child & Family Services of Newport Project, Series 06, 03/04/09, LOC: Citizens Bank (c)	$10,000	$10,000,000
Rhode Island Health & Educational Building Corporation, 0.65%, EFRB, Catholic School Project, Series 05A, 03/04/09, LOC: Citizens Bank (c)	7,995	7,995,000
Rhode Island Health & Educational Building Corporation, 0.65%, EFRB, Catholic School Project, Series 06A, 03/04/09, LOC: Citizens Bank (c)	16,590	16,590,000
Rhode Island Health & Educational Building Corporation, 0.65%, EFRB, Highlander Charter School Project, Series 07, 03/04/09, LOC: Citizens Bank (c)	5,150	5,150,000
Rhode Island Health & Educational Building Corporation, 0.65%, EFRB, LaSalle Academy Project, Series 03, 03/04/09, LOC: Citizens Bank (c)	3,950	3,950,000
Rhode Island Health & Educational Building Corporation, 0.65%, EFRB, Paul Cuffee School Project, Series 02, 03/04/09, LOC: Citizens Bank (c)	2,590	2,590,000
Rhode Island Health & Educational Building Corporation, 0.77%, Hospital Revenue Bond, Meeting Street Center Project, Series 06, 03/04/09, LOC: Citizens Bank (c)	10,640	10,640,000
Rhode Island Health & Educational Building Corporation, 0.65%, Hospital Revenue Bond, Thundermist Health Center Project, Series 04, 03/04/09, LOC: Bank of America, N.A. (c)	3,155	3,155,000

South Carolina 0.5%
South Carolina Educational Facilities Authority, 0.68%, Higher Education Bond, Coker College Project, 03/05/09, LOC: Wachovia Bank, N.A. (c)	7,310	7,310,000
South Carolina Jobs, Economic Development Authority, 0.65%, IDRB, Community YMCA Rock Hill Project, Series 04, 03/05/09, LOC: Bank of America, N.A. (c)	1,440	1,440,000

Tennessee 2.9%
Blount County Public Building Authority, 0.68%, Series E5-B, 03/05/09, LOC: Branch Banking & Trust (c)	31,400	31,400,000
Chattanooga Health Educational & Housing Facility Board, 0.65%, Higher Education Bond, Southern Adventist University Project, Series 03, 03/05/09, LOC: Bank of America, N.A. (c)	1,115	1,115,000
Clarksville Public Building Authority, 0.62%, City of Murfreesboro Project, Series 08, 03/05/09, LOC: SunTrust Bank (c)	5,320	5,320,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 0.62%, EFRB, Ensworth School Project, Series 02, 03/04/09, LOC: SunTrust Bank (c)	6,045	6,045,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 0.72%, Higher Education Bond, Belmont University Project, Series 02A, 03/04/09, LOC: SunTrust Bank (c)	1,915	1,915,000
Metropolitan Government Nashville & Davidson County Industrial Development Board, 0.62%, EFRB, Father Ryan High School Project, Series 02, 03/04/09, LOC: SunTrust Bank (c)	2,760	2,760,000
Metropolitan Government Nashville & Davidson County Industrial Development Board, 0.62%, IDRB, Lipscomb University Project, Series 06, 03/04/09, LOC: SunTrust Bank (c)	2,000	2,000,000

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Williamson County Industrial Development Board, 0.62%, IDRB, Brentwood Academy Project, Series 05, 03/04/09, LOC: SunTrust Bank (c)	$4,425	$4,425,000

Texas 2.7%
Capital Area Cultural Education Facilities Finance Corporation, 0.68%, EFRB, Summit Christian Academy Project, 03/05/09, LOC: Wachovia Bank, N.A. (c)	5,000	5,000,000
Houston Higher Education Finance Corporation, 0.40%, Higher Education Bond, Rice University Project, Series A, 03/02/09 (c)	10,500	10,500,000
Splendora Higher Education Facilities Corporation, 0.65%, Higher Education Bond, Fellowship Christian Project, Series 01, 03/05/09, LOC: Bank of America, N.A. (c)	1,010	1,010,000
Texas, GO, 3.00%, Tax & Revenue Anticipation Notes, 08/28/09	25,400	25,650,135
University of Texas, 0.38%, Higher Education Bond, Series A, 03/05/09 (c)	6,000	6,000,000
University of Texas, 0.40%, Higher Education Bond, Series B, 03/05/09 (c)	1,965	1,965,000

Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency, 0.60%, EFRB, Brattleboro Memorial Hospital Project, Series A, 03/02/09, LOC: TD Bank, N.A. (c)	1,800	1,800,000

Virginia 2.4%
Albermarle County Economic Development Authority, 0.65%, Hospital Revenue Bond, Martha Jefferson Hospital Project, Series B, 03/05/09, LOC: Branch Banking & Trust (c)	6,000	6,000,000
Alexandria Industrial Development Authority, 0.67%, IDRB, National Society of Engineers Project, Series 05, 03/05/09, LOC: Bank of America, N.A. (c)	2,725	2,725,000
Harrisonburg Industrial Development Authority, 0.60%, IDRB, Rockingham Memorial Hospital Project, Series 05, 03/04/09, LOC: SunTrust Bank (c)	1,945	1,945,000
Henrico County Economic Development Authority, 0.68%, Hospital Revenue Bond, Westminster Canterbury Project, Series B, 03/05/09, LOC: Branch Banking & Trust (c)	2,725	2,725,000
James City County Economic Development Authority, 0.65%, IDRB, United Methodist Homes, Series 07C, 03/05/09, LOC: LaSalle Bank, N.A. (c)	4,800	4,800,000
Newport News Industrial Development Authority, 0.61%, Higher Education Bond, Christopher Newport University Project, 03/05/09, LOC: Wachovia Bank, N.A. (c)	8,000	8,000,000
Norfolk Redevelopment & Housing Authority, 0.65%, IDRB, E2F Student Housing I, LLC Project, 03/05/09, LOC: Bank of America, N.A. (c)	2,485	2,485,000
Prince William County, 0.60%, Series B, 03/04/09, LOC: Wachovia Bank, N.A. (c)	3,575	3,575,000
Virginia College Building Authority, 0.80%, Higher Education Bond, University of Richmond Project, Series A, 03/01/10 (c)	3,085	3,085,000
Virginia Public School Authority, 4.00%, Series 08, 04/15/09	10,935	10,962,454

Washington 2.2%
King County, 0.45%, Series 01A, 03/04/09, LOC: Landesbank Hessen-Thueringen (c)	2,100	2,100,000
Washington Economic Development Finance Authority, 0.59%, IDRB, Seadrunar Project, Series 00E, 03/05/09, LOC: U.S. Bank, N.A. (c)	1,915	1,915,000

7	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

Washington (cont’d)
Washington Health Care Facilities Authority, 0.42%, Hospital Revenue Bond, PeaceHealth Project, Series 08B, 03/05/09, LOC: Wells Fargo Bank, N.A. (c)	$7,000	$7,000,000
Washington Higher Education Facilities Authority, 0.65%, Higher Education Bond, Bastyr University Project, Series 05, 03/05/09, LOC: Bank of America, N.A. (c)	7,210	7,210,000
Washington Housing Finance Commission, 0.65%, Hearthstone Project, 03/05/09, LOC: Bank of America, N.A. (c)	3,080	3,080,000
Washington Housing Finance Commission, 0.90%, Rockwood Retirement Community Project, Series 02, 03/02/09, LOC: Wells Fargo Bank, N.A. (c)	7,000	7,000,000
Washington Housing Finance Commission, 0.59%, Villa Academy Project, Series 07, 03/05/09, LOC: U.S. Bank, N.A. (c)	7,070	7,070,000
Washington Housing Finance Commission, 0.59%, YMCA of Greater Seattle Project, Series 07, 03/05/09, LOC: Bank of America, N.A. (c)	3,000	3,000,000

West Virginia 0.8%
West Virginia Hospital Finance Authority, 0.65%, Hospital Revenue Bond, Cabell Huntington Hospital Project, Series B, 03/05/09, LOC: Branch Banking & Trust (c)	8,475	8,475,000
West Virginia Hospital Finance Authority, 0.60%, Hospital Revenue Bond, Charleston Area Medical Center Project, Series 08A, 03/04/09, LOC: Branch Banking & Trust (c)	8,500	8,500,000

Wisconsin 1.1%
Wisconsin Center District, 0.63%, Series 01A, 03/04/09, LOC: U.S. Bank N.A. (c)	10,100	10,100,000
Wisconsin, GO, 4.00%, Series 08A, 05/01/09	5,795	5,816,499
Wisconsin Health & Educational Facilities Authority, 0.53%, Hospital Revenue Bond, Gundersen Lutheran Medical Center Project, Series 08B, 03/05/09, LOC: Wells Fargo Bank, N.A. (c)	5,000	5,000,000
Total notes, bonds & variable rate demand notes (cost $1,643,520,548)		1,643,520,548

Tax exempt commercial paper 5.8% (a)

Colorado 0.5%
Transportation Regulations, 1.95%, 03/12/09, LOC: Westdeutsche Landesbank	10,400	10,400,000

Kentucky 1.1%
Pendleton County, GO, 0.95%, 03/11/09, LOC: J.P. Morgan Chase Bank	20,000	20,000,000

Massachusetts 0.7%
Massachusetts Development Finance Agency, 0.60%, Harvard University Project, Series E, 06/26/09	12,627	12,627,000

Michigan 1.1%
Michigan Building Authority, 0.75%, 04/02/09, LOC: Bank of New York and State Street Bank & Trust Co.	21,400	21,400,000

Nevada 0.8%
Clark County, 0.35%, 05/14/09, LOC: BNP Paribas	10,000	10,000,000
Clark County, 0.70%, Series 08A, 03/05/09, LOC: BNP Paribas	5,000	5,000,000

Notes, bonds & variable rate demand notes 87.9% (a) (b)	Principal amount (in thousands)	Value

North Carolina 0.8%
North Carolina Capital Facilities Finance Agency, 0.60%, Duke University Project, 03/17/09	$9,423	$9,423,000
North Carolina Capital Facilities Finance Agency, 0.55%, Duke University Project, 03/26/09	6,100	6,100,000

Texas 0.5%
Texas Public Finance Authority, 0.35%, 04/07/09	9,000	9,000,000

Washington 0.3%
Port of Tacoma, 0.85%, Subordinate Lien Revenue Notes, 03/06/09, LOC: Bank of America, N.A.	5,385	5,385,000
Total tax exempt commercial paper (cost $109,335,000)		109,335,000

Total investment portfolio (cost $1,752,855,548) (d), 93.7% (a)		1,752,855,548

Other assets and liabilities net, 6.3% (a)		118,642,945

Net assets
(net asset value, offering and redemption price of $1.00 per share; 1,871,555,961 shares outstanding), consisting of paid-in capital net of accumulated net realized loss of $3,262, 100.0%		$1,871,498,493

(a) Percentages indicated are based on net assets. (b) Earlier of the maturity date or the put date. (c) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (d) The aggregate identified cost for federal income tax purposes is the same.

BPA—Bond Purchase Agreement.

EFRB—Educational Facilities Revenue Bond.

GO—General Obligation.

IDRB—Industrial Development Revenue Bond.

LOC—Credit enhancement provided by letter of credit issued by noted institution.

MFHRB—Multi-Family Housing Revenue Bond.

Investment Portfolio Composition
UNAUDITED I 2.28.2009

Type of investment	Percent of net assets
7-day variable rate demand notes	68.1%
1-day variable rate demand notes	12.4%
Fixed rate notes	6.7%
Tax exempt commercial paper	5.9%
Put bonds	0.6%

The accompanying notes are an integral part of the financial statements.	8

Financial Statements

MUNICIPAL MONEY MARKET FUND

Statement of Operations	9/1/08 to 2/28/09 (unaudited)

Investment income
Interest	$14,850,198

Expenses
Investment advisory fee	4,179,636
Distribution fees	1,451,139
U.S. Treasury Guarantee Program fees	332,747
Shareholder servicing fees	210,668
State qualification expenses	62,931
Fund accounting fee	53,268
Custodian fee	52,060
Professional fees	45,847
Trustees and officers compensation	20,714
Reports to shareholders	16,269
Other	22,152

Total expenses before adjustments	6,447,431

Fees waived	(439,102)
Expense offsets	(49,477)

Total expenses after adjustments	5,958,852

Net investment income from operations	$8,891,346

Statements of Changes in Net Assets	9/1/08 to 2/28/09 (unaudited)	9/1/07 to 8/31/08

Net assets, beginning of period	$1,866,561,078	$1,281,060,319

Increase (decrease) in net assets from operations
Net investment income from operations	8,891,346	29,537,645

Net realized gain (loss) on investments	—	(3,262)

Net increase in net assets resulting from operations	8,891,346	29,534,383

Distributions to shareholders from net investment income ($0.005 and $0.019 per share)	(8,891,346)	(29,537,645)

Capital share transactions	4,937,415	585,504,021

Increase (decrease) in net assets	4,937,415	585,500,759

Net assets, end of period	$1,871,498,493	$1,866,561,078

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	9/1/08 to 2/28/09 (unaudited)		For the fiscal years ended August 31
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (a)	0.005		0.019	0.030	0.026	0.014	0.004
Less distributions
Dividends from net investment income (a)	(0.005)		(0.019)	(0.030)	(0.026)	(0.014)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	0.47	(b)	1.95	3.05	2.58	1.40	0.39

Ratios to average daily net assets (%)
With expenses waived/recovered	0.62	(c)	0.64	0.66	0.68	0.69	0.68
Without expenses waived/recovered	0.67	(c)	0.64	0.66	0.68	0.69	0.68
Net income	0.92	(c)	1.84	3.01	2.57	1.40	0.40

Net assets, end of period ($ millions)	1,871		1,867	1,281	1,207	1,054	1,008

(a) May include net realized gains and losses that are less than $.001 per share. (b) Not annualized. (c) Annualized.

9	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

NOTE 1  I  Organization and investment objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

From September 1, 2008 to October 31, 2008, Heritage Asset Management, Inc. (“Heritage”) served as the investment adviser, administrator, shareholder servicing agent and fund accountant for the Fund. As part of a corporate reorganization (the “Reorganization”), on November 1, 2008, Heritage transferred its advisory and administrative service agreement with the Fund to its affiliate, Eagle Asset Management, Inc. (“Eagle”). Collectively, Heritage and Eagle are referred to as the “Manager.” As part of the Reorganization, the name of the Trust and Fund will change on May 1, 2009 to reflect Eagle as the new adviser and administrator.

In addition, effective November 1, 2008, Heritage changed its name to Eagle Fund Services, Inc. (“EFS”) and remains the Fund’s shareholder servicing agent and fund accountant. Eagle and EFS are wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

The Eagle Family of Funds consists of the Trust in addition to other investment companies advised by the Manager: Eagle Capital Appreciation Fund, Eagle Growth & Income Fund, Eagle Series Trust and Heritage Income Trust. Members of the Boards of Trustees (the “Board”) for the Trust may serve as Trustees for one or more of the Eagle Family of Funds.

NOTE 2  I  Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

The Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective September 1, 2008. FAS 157 establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosure about fair value measurements that are relevant to a mutual fund’s value. The Manager has concluded that the adoption of FAS 157 has not had a material impact on the Fund’s financial statements.

Various inputs are used in determining the value of the Fund’s investments. FAS 157 establishes a three level hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three levels are defined below:

Level 1—	Valuations based on quoted prices for identical securities in active markets,
Level 2—Valuations	based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active and
Level 3—Valuations	based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2009.

Investments in securities
Level 1 - Quoted prices	$ —
Level 2 - Other significant observable inputs	1,752,855,548
Level 3 - Significant unobservable inputs	—
Total investment portfolio	$1,752,855,548

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are

10

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3  I  Capital share transactions At February 28, 2009, there were an unlimited number of shares of beneficial interest of no par value authorized. Capital share transactions in the Fund during the six-month period ended February 28, 2009 and the fiscal year ended August 31, 2008, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	9/1/08 to 2/28/09	9/1/07 to 8/31/08
Sold	5,082,156,178	6,988,005,346
Reinvestment of distributions	8,972,665	29,236,959
Redeemed	(5,086,191,428)	(6,431,738,284)
Net increase	4,937,415	585,504,021

NOTE 4  I  Investment advisory fees and other transactions with affiliates The Fund agreed to pay the Manager an investment advisory and administrative fee equal to an annualized rate based on a percentage of the Fund’s average daily net assets, which is computed daily based on the schedule below and payable monthly. The amount payable to the Manager as of February 28, 2009, was $413,050.

Fund’s average daily net assets	Investment advisory fee rate
First $250 million	0.500%
$250 million to $500 million	0.475%
$500 million to $750 million	0.450%
$750 million to $1 billion	0.425%
Greater than $1 billion	0.400%
Effective 11/1/08
$1 billion to $2.5 billion	0.400%
$2.5 billion to $5 billion	0.375%
$5 billion to $7.5 billion	0.360%
$7.5 billion to $10 billion	0.350%
Greater than $10 billion	0.340%

Expense limitation The Manager has contractually agreed, for the fiscal year ending August 31, 2009, to waive its fees and/or reimburse expenses to the extent that the annual operating expense rate exceed 0.74% of its average daily net assets. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the Fund’s custodian. The agreement allows the Manager the right to recover, from the Fund, any fees waived and/or reimbursed if the total annual operating expenses are less than the expense limitation then in effect. The fees can be recovered within the two fiscal years following the year for which the fees were waived and/or reimbursed.

Pursuant to a Prospectus Supplement filed on January 29, 2009, Eagle voluntarily agreed to cap its investment advisory fee and/or reimburse certain expenses of the Fund to the extent that it becomes necessary in order to maintain a positive yield. There is no guarantee that the Fund will be able to maintain a positive yield. Any reimbursement of Fund expenses or reduction in Eagle’s investment advisory fees under this voluntary undertaking is subject to reimbursement by the Fund within the following three fiscal years and any additional periods, if overall expenses fall below the Fund’s stated limitations. During the six-month period ended February 28, 2009, the Manager waived $439,102 in investment advisory fees, no expenses were reimbursed and no fees were recovered.

Subadvisory fees The Manager entered into a subadvisory agreement with an unaffiliated party to provide investment advice, portfolio management services (including placement of brokerage orders) and certain compliance and other services.

Distribution fees Eagle Fund Distributors, Inc. (“EFD” or “Distributor”) serves as the Fund’s distributor. Prior to November 1, 2008, EFD was known as Heritage Fund Distributors, Inc. EFD is an affiliate of RJF. Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The amount payable by the Fund to the Distributor as of February 28, 2009, was $218,763.

Fund accounting fees EFS is the fund accountant for the Fund. For providing fund accounting services, EFS receives payment from the Fund at a fixed base fee plus any out-of-pocket expenses. The amount payable by the Fund to EFS as of February 28, 2009, was $8,426.

11

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

Shareholder servicing fees EFS is the shareholder servicing agent for the Fund. For providing shareholder services, EFS receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The amount payable by the Fund to EFS as of February 28, 2009, was $34,803.

Trustees and officers compensation Each Trustee of the Eagle Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Eagle Family of Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are allocated on a pro rata basis among each portfolio in the Eagle Family of Funds. The pro rata allocation is for each Fund for which the Trustee is elected to serve. Certain Officers of the Eagle Family of Funds may also be Officers and/or Directors of Eagle. Such Officers receive no compensation from the Eagle Family of Funds except for the Eagle Family of Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each portfolio in the Eagle Family of Funds. As of February 28, 2009, the amount of Trustees and Officers compensation payable by the Fund was $8,364.

NOTE 5  I  Federal income taxes The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. From November 1, 2007 to August 31, 2008, the Fund incurred $3,262 of net realized capital losses (post October losses) which will be deferred and treated as arising on

September 1, 2008 in accordance with regulations under the Internal Revenue Code. All dividends paid by the Fund from net investment income are exempt from federal income tax; however, a portion of the dividends paid may be subject to the alternative minimum tax.

NOTE 6  I  New accounting pronouncements In March 2008, FASB issued its new Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. FAS 161 is effective for financial statements issued for the fiscal years beginning after November 15, 2008. The Manager is evaluating the application of FAS 161 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

NOTE 7  I  U.S. Treasury Guarantee Program The Board has elected to extend the Fund’s participation in the U.S. Treasury Temporary Guarantee Program (the “Program”) for money market funds through September 18, 2009 (“Second Extension Period”). Under the Program, the Treasury will guarantee to investors in participating money market funds that they will receive payments with a total value of $1.00 for each money market fund share held as of the close of business on September 19, 2008 if the fund’s net asset value (“NAV”) per share falls below $0.995 (“Guarantee Event”) as described herein. Recovery under the Program is subject to certain conditions and limitations, including those discussed herein.

The Fund paid a fee of 0.010% of its net assets as of September 19, 2008 to participate in the Program through the initial term ended December 18, 2008 and 0.015% of the net assets to participate in an extension period ended April 30, 2009.

In order to participate in the Program through the Second Extension Period, the Fund must pay an amount equal to 0.015% of its net assets as of September 19, 2008. The Fund is responsible for payment of fees required to participate in the Program and will not be subject to any expense limitation or reimbursement agreement.

The Program provides coverage to shareholders of the Fund for amounts that they held in the Fund as of the close of business on September 19, 2008. Any increase in the number of shares of the Fund held in the account after the close of business on September 19, 2008 will not be guaranteed. Any purchase of

12

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

shares of the Fund for a new account after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in the account fluctuates over the period, shareholders will be covered up to the lesser of the shares held on September 19, 2008 or the date of the Guarantee Event. If a shareholder covered by the Program closes his or her account and then subsequently opens a new account in the Fund, that new account would not be covered by the Program.

In order to recover under the Program, a Guarantee Event must occur during the term of the Program. The Treasury does not have the authority to extend the Program beyond the Second Extension Period.

Recovery under the Program requires a participating fund to liquidate if there is a Guarantee Event and such Guarantee Event is not cured. For shares covered by the guarantee, any difference between the amount received by a shareholder (in cash or through in-kind distributions) in connection with the liquidation and $1.00 per share will be covered under the Program.

Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion.

13

Understanding Your Ongoing Costs

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases or contingent deferred sales charges and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see the Fund’s prospectus or contact your financial advisor.

Actual expenses The following table shows the actual expenses you would have paid on a $1,000 investment in the Heritage Cash Trust—Municipal Money Market Fund on September 1, 2008, and held through February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual	Beginning account value September 1, 2008	Ending account value February 28, 2009	Expenses paid during period (a)
Municipal Money Market Fund $1,000.00		$1,004.69	$3.09

Hypothetical example for comparison purposes All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the following table shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning account value September 1, 2008	Ending account value February 28, 2009	Expenses paid during period (a)
Municipal Money Market Fund $1,000.00		$1,021.71	$3.11

(a) Expenses are calculated using the Fund’s annualized expense ratio of 0.62% multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

Tax Information

UNAUDITED

Of the dividends paid from net investment income for the fiscal year ended August 31, 2008, 100% were exempt interest dividends that are tax exempt for federal income tax purposes, and a portion were exempt interest dividends that may be subject to the federal alternative minimum tax. For the six-month period ended February 28, 2009, the Fund invested in securities that earned taxable income which was distributed to shareholders in calendar 2008. These distributions were reported to shareholders on their 2008 1099-DIV. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

14

eagleasset.com

727.567.8143  I  800.421.4184

Eagle Fund Distributors, Inc.

Member FINRA

Not FDIC Insured  ♦  May Lose Value  ♦  No Bank Guarantee

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of our investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Contact Eagle at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Heritage Cash Trust. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset.com or by accessing the Commission’s website at www.sec.gov.

Would you like to receive future mailings via e-mail? If so, please let us know. Visit eagleasset.com to enroll.

02/09	Printed on recycled paper

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of April 22, 2009.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of Heritage Cash Trust that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST
Date: April 22, 2009

/s/ Mathew J. Calabro
Mathew J. Calabro Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

HERITAGE CASH TRUST
Date: April 22, 2009

/s/ Mathew J. Calabro
Mathew J. Calabro Principal Executive Officer

Date: April 22, 2009

/s/ Andrea N. Mullins
Andrea N. Mullins Principal Financial Officer